Stock-based Compensation (Details) (USD $)	12 Months Ended					1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended						10 Months Ended	2 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2011 Incentive Plan	Dec. 31, 2011 Equity Plan	Nov. 30, 2011 Stock option	Sep. 30, 2011 Stock option	Jun. 30, 2011 Stock option	Oct. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2008 Stock option	Jun. 30, 2012 Stock option	Jun. 30, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2011 Stock option Non-employee awards to board members	Dec. 31, 2010 Stock option Non-employee awards to board members	Dec. 31, 2009 Stock option Non-employee awards to board members	Nov. 06, 2011 Stock option Incentive Plan	Dec. 31, 2011 Stock option Equity Plan
Stock-based Compensation
Number of shares of common stock authorized for issuance	4,671,000			2,016,000	2,655,000
Number of shares available for grant	250,000
Exercise price of options as percentage of fair value of common stock on the date of grant																				100.00%	100.00%
Exercise price of options as percentage of fair value of common stock on the date of grant in case of options granted to stockholder owning in excess of 10% of Company's common stock																				110.00%	110.00%
Percentage of ownership required in entity's common stock for specified exercise price																				10.00%	10.00%
Exercise period																				10 years	10 years
Exercise period in case of stock options granted to stockholder owning in excess of 10% of the company's common stock																				5 years	5 years
Award vesting period																				4 years	4 years
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)													3,950,000	1,462,000
Granted (in shares)													198,000	2,831,000			317,000	258,000	2,000
Exercised (in shares)													(210,000)	(220,000)
Cancelled (in shares)													(1,000)	(123,000)
Options outstanding at the end of the period (in shares)												3,937,000	3,937,000	3,950,000	1,462,000
Options exercisable at the end of the period (in shares)												1,030,000	1,030,000	1,077,000
Options vested and expected to vest at the end of the period (in shares)												3,827,000	3,827,000	3,843,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)													$ 2.94	$ 1.20
Granted (in dollars per share)													$ 4.21	$ 3.69
Exercised (in dollars per share)													$ 1.23	$ 0.93
Cancelled (in dollars per share)													$ 1.20	$ 2.71
Options outstanding at the end of the period (in dollars per share)												$ 3.10	$ 3.10	$ 2.94	$ 1.20
Options exercisable at the end of the period (in dollars per share)												$ 1.53	$ 1.53	$ 1.31
Options vested and expected to vest at the end of the period (in dollars per share)												$ 3.10	$ 3.10	$ 2.94
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period													8 years 6 months 25 days	8 years 6 months 18 days
Options exercisable at the end of the period													6 years 2 months 15 days	5 years 1 month 2 days
Options vested and expected to vest at the end of the period													8 years 6 months 25 days	8 years 6 months 18 days
Aggregate Intrinsic Value
Options outstanding at the end of the period (in dollars)												$ 4,617,000	$ 4,617,000	$ 3,744,000
Options exercisable at the end of the period (in dollars)												2,826,000	2,826,000	2,784,000
Options vested and expected to vest at the end of the period (in dollars)												4,257,000	4,257,000	3,708,000
Additional disclosures
Weighted-average grant-date fair value (in dollars per share)						$ 3.89	$ 3.22	$ 2.96	$ 1.35	$ 1.20	$ 1.05			$ 2.07	$ 0.60	$ 0.75
Total grant date fair value of stock options vested												130,000	270,000	384,000
Aggregate intrinsic value of options exercised during the period														229,000
Stock-based compensation expense	$ 304,000	$ 134,000	$ 125,000														$ 131,000	$ 34,000	$ 25,000